UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund II

Portfolio of Investments

July 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Equity:Other - 38.7%
Diversified/Specialty - 33.7%
American Campus Communities, Inc.	197,501	$5,717,654
Beni Stabili SpA (a)	522,600	429,047
BioMed Realty Trust, Inc.	366,300	6,608,052
British Land Co. PLC	1,210,005	8,765,870
Canadian Real Estate Investment Trust	145,880	4,310,913
CB Richard Ellis Group, Inc.-Class A (a)	375,529	6,383,993
Cheung Kong Holdings Ltd.	171,000	2,064,934
Crown Castle International Corp. (a)	103,000	4,069,530
Dexus Property Group	2,844,600	2,101,206
Digital Realty Trust, Inc.	165,100	10,437,622
DuPont Fabros Technology, Inc.	221,447	5,589,322
Entertainment Properties Trust	163,297	6,816,017
GPT Group	3,164,840	8,203,518
H&R Real Estate Investment Trust	241,700	4,278,916
Jones Lang LaSalle, Inc.	69,700	5,398,962
Kerry Properties Ltd.	2,605,146	13,068,871
Lend Lease Group	1,877,423	12,388,039
Mitchells & Butlers PLC (a)	1,057,000	5,169,886
Mitsui Fudosan Co., Ltd.	2,102,000	31,105,359
Morguard Real Estate Investment Trust	378,000	4,743,155
New World Development Ltd.	7,288,120	13,031,807
Savills PLC	1,090,953	5,459,147
Sumitomo Realty & Development Co., Ltd.	703,000	12,639,047
Sun Hung Kai Properties Ltd.	2,847,000	41,815,120
Swire Pacific Ltd.	383,000	4,659,473
Telecity Group PLC (a)	936,700	6,365,850
Unibail-Rodamco SE	139,559	27,514,225
UOL Group Ltd.	1,881,000	5,476,623
Vornado Realty Trust	143,794	11,903,267
Weyerhaeuser Co.	77,800	1,261,916

		277,777,341

Health Care - 5.0%
Chartwell Seniors Housing Real Estate Investment Trust	781,200	5,972,698
HCP, Inc.	73,100	2,592,857
Health Care REIT, Inc.	274,662	12,444,935
Nationwide Health Properties, Inc.	166,300	6,222,946
Ventas, Inc.	280,834	14,243,901

		41,477,337

		319,254,678

Retail - 21.1%
Regional Mall - 13.5%
BR Malls Participacoes SA	465,300	6,928,705
CapitaMall Trust	3,960,500	5,572,987
CBL & Associates Properties, Inc.	487,454	6,858,478
Macerich Co. (The)	138,852	5,755,415
Multiplan Empreendimentos Imobiliarios SA	785,919	14,696,882
Simon Property Group, Inc.	381,676	34,053,133
Taubman Centers, Inc.	77,600	3,180,824
Westfield Group	3,060,427	33,853,001

		110,899,425

Shopping Center/Other Retail - 7.6%
Charter Hall Retail REIT	4,211,577	2,025,490
Eurocommercial Properties N.V.	74,000	2,793,745
Kimco Realty Corp.	693,400	10,449,538
Klepierre	592,547	18,909,614
Link REIT (The)	893,500	2,316,696
Primaris Retail Real Estate Investment Trust	318,179	5,762,845
RioCan Real Estate Investment Trust (Toronto)	343,000	6,806,284
Tanger Factory Outlet Centers	169,646	7,583,176
Weingarten Realty Investors	284,790	6,029,004

		62,676,392

		173,575,817

Residential - 18.7%
Multi-Family - 14.9%
AvalonBay Communities, Inc.	28,800	3,026,592
BRE Properties, Inc.	160,500	6,660,750
Camden Property Trust	331,600	15,094,432
Colonial Properties Trust	139,100	2,242,292
Equity Residential	363,900	16,684,815
Essex Property Trust, Inc.	98,400	10,342,824
Home Properties, Inc.	86,900	4,316,323
KWG Property Holding Ltd.	7,200,000	5,373,330
Mid-America Apartment Communities, Inc.	188,867	10,667,208
MRV Engenharia e Participacoes SA	502,000	4,501,103
Rossi Residencial SA	520,500	4,684,737
Shimao Property Holdings Ltd.	3,063,000	5,893,564
Stockland	3,632,140	12,478,000
Wing Tai Holdings Ltd.	6,921,000	9,181,985
Yanlord Land Group Ltd.	8,348,000	11,449,235

		122,597,190

Self Storage - 3.8%
Big Yellow Group PLC	892,810	4,344,636
Extra Space Storage, Inc.	414,600	6,430,446
Public Storage	211,900	20,791,628

		31,566,710

		154,163,900

Office - 10.3%
Office - 10.3%
Allied Properties Real Estate Investment Trust	294,800	5,889,978
Boston Properties, Inc.	80,100	6,560,190
Brandywine Realty Trust	381,100	4,329,296
Brookfield Properties Corp.	421,440	6,338,457
Castellum AB	585,100	6,055,945
Great Portland Estates PLC	905,500	4,281,480
Highwoods Properties, Inc.	130,000	4,070,300
Hongkong Land Holdings Ltd.	3,456,000	18,553,909
ING Office Fund	11,959,700	6,559,112
Japan Real Estate Investment Corp.	629	5,557,819
Kilroy Realty Corp.	129,200	4,338,536
Orix JREIT, Inc.	937	4,593,865
PS Business Parks, Inc.	55,200	3,205,464
PSP Swiss Property AG (a)	70,580	4,658,611

		84,992,962

Lodging - 7.0%
Lodging - 7.0%
DiamondRock Hospitality Co. (a)	810,194	7,518,600
Great Eagle Holdings Ltd.	1,269,000	3,322,386
Hersha Hospitality Trust	801,200	4,070,096
Hyatt Hotels Corp. (a)	156,990	6,139,879
InnVest Real Estate Investment Trust	945,900	5,971,394
Intercontinental Hotels Group PLC	333,103	5,773,543
LaSalle Hotel Properties	68,400	1,622,448
Sunstone Hotel Investors, Inc. (a)	815,573	8,416,713
Whitbread PLC	451,605	9,976,312
Wyndham Worldwide Corp.	185,600	4,738,368

		57,549,739

Industrials - 2.4%
Industrial Warehouse Distribution - 2.4%
Ascendas Real Estate Investment Trust	5,415,000	8,455,834
First Potomac Realty Trust	132,100	2,047,550
ProLogis	865,363	9,397,842

		19,901,226

Total Common Stocks (cost $723,054,885)		809,438,322

WARRANTS - 0.1%
Equity:Other - 0.1%
Diversified/Specialty - 0.1%
Aldar Properties PJSC, Merrill Lynch Capital Markets, expiring 10/22/12 (a)	1,326,052	880,101
Henderson Land Development, expiring 6/01/11 (a)	334,800	51,723

Total Warrants (cost $1,379,094)		931,824

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.20% (b) (cost $3,908,744)	3,908,744	3,908,744

Total Investments - 98.8% (cost $728,342,723) (c)		814,278,890
Other assets less liabilities - 1.2%		9,831,402

Net Assets - 100.0%		$824,110,292

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/16/10	27,905	$24,879,819	$25,210,596	$330,777
British Pound settling 8/16/10	17,586	26,347,697	27,593,363	1,245,666
British Pound settling 8/16/10	6,805	10,195,387	10,677,404	482,017
Canadian Dollar settling 8/16/10	12,177	11,671,507	11,842,919	171,412
Euro settling 8/16/10	37,516	45,997,242	48,888,684	2,891,442
Euro settling 8/16/10	9,049	11,512,047	11,792,134	280,087
Japanese Yen settling 8/16/10	1,139,644	12,298,670	13,192,493	893,823
Japanese Yen settling 8/16/10	425,816	4,578,617	4,929,236	350,619
Japanese Yen settling 8/16/10	556,530	6,154,603	6,442,378	287,775
Japanese Yen settling 11/15/10	1,035,490	11,820,392	11,997,437	177,045
New Zealand Dollar settling 8/16/10	29,594	20,846,605	21,453,259	606,654
New Zealand Dollar settling 8/16/10	39,023	27,990,808	28,288,523	297,715
Norwegian Krone settling 8/16/10	39,499	6,064,249	6,496,927	432,678
Norwegian Krone settling 8/16/10	161,175	26,193,262	26,510,600	317,338
Swedish Krona settling 8/16/10	194,878	25,942,537	26,990,918	1,048,381
Sale Contracts:
Australian Dollar settling 8/16/10	4,679	3,899,151	4,227,213	(328,062)
Australian Dollar settling 8/16/10	23,226	20,582,649	20,983,383	(400,734)
Australian Dollar settling 8/16/10	15,261	12,717,449	13,787,454	(1,070,005)
British Pound settling 8/16/10	3,205	4,744,457	5,028,814	(284,357)
British Pound settling 8/16/10	14,381	20,800,103	22,564,548	(1,764,445)
Canadian Dollar settling 8/16/10	11,620	11,600,279	11,301,200	299,079
Canadian Dollar settling 8/16/10	17,504	17,100,430	17,023,771	76,659
Canadian Dollar settling 8/16/10	20,750	20,199,562	20,180,715	18,847
Canadian Dollar settling 8/16/10	5,031	4,764,430	4,892,972	(128,542)
Canadian Dollar settling 11/15/10	3,834	3,715,404	3,722,863	(7,459)
Euro settling 8/16/10	7,256	9,644,022	9,455,600	188,422
Euro settling 8/16/10	8,199	10,096,822	10,684,463	(587,641)
Euro settling 8/16/10	43,290	55,688,689	56,413,028	(724,339)
Japanese Yen settling 8/16/10	502,741	5,635,794	5,819,718	(183,924)
New Zealand Dollar settling 8/16/10	15,758	11,259,375	11,423,277	(163,902)
New Zealand Dollar settling 8/16/10	23,265	15,604,068	16,865,245	(1,261,177)
Norwegian Krone settling 8/16/10	104,363	15,964,847	17,165,974	(1,201,127)
Swedish Krona settling 8/16/10	160,987	20,370,881	22,296,960	(1,926,079)

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of July 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $138,323,784 and gross unrealized depreciation of investments was $(52,387,617), resulting in net unrealized appreciation of $85,936,167.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

Portfolio Summary

July 31, 2010 (unaudited)

COUNTRY BREAKDOWN*

42.1%	United States
12.1%	Hong Kong
9.5%	Australia
6.6%	Japan
6.2%	United Kingdom
5.7%	France
5.4%	Canada
3.8%	Brazil
3.5%	Singapore
2.8%	China
0.7%	Sweden
0.6%	Switzerland
0.3%	Netherlands
0.2%	Other
0.5%	Short-Term

100.0%	Total

*	All data are as of July 31, 2010. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Italy and United Arab Emirates.

AllianceBernstein Global Real Estate Investment Fund II

July 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Equity:Other	$119,425,703	$199,828,975		$—	$319,254,678
Retail	108,104,284	65,471,533		—	173,575,817
Residential	105,443,150	48,720,750		—	154,163,900
Office	34,732,221	50,260,741		—	84,992,962
Lodging	38,477,498	19,072,241		—	57,549,739
Industrials	11,445,392	8,455,834		—	19,901,226
Warrants	51,723	—		880,101	931,824
Short-Term Investments	3,908,744	—		—	3,908,744

Total Investments in Securities	421,588,715	391,810,074	+	880,101	814,278,890
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	—	10,396,436		—	10,396,436
Liabilities
Forward Currency Exchange Contracts	—	(10,031,793)		—	(10,031,793)

Total	$421,588,715	$392,174,717		$880,101	$814,643,533

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants	Total
Balance as of 10/31/09	$6,477,033	$6,477,033
Accrued discounts /premiums	—	—
Realized gain (loss)	(4,724,838)	(4,724,838)
Change in unrealized appreciation/depreciation	(275,391)	(275,391)
Net purchases (sales)	(596,703)	(596,703)
Net transfers in and/or out of Level 3	—	—

Balance as of 07/31/10	$880,101	$880,101

Net change in unrealized appreciation/depreciation from Investments held as of 07/31/10	$(498,993)	$(498,993)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2010